CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Total	Share Capital	Capital Reserves	Translation Reserve	Accumulated Losses
Beginning balance at Dec. 31, 2019	£ 20,909	£ 3,919	£ 167,243	£ 1,746	£ (151,999)
Recognition of share-based payments	4,395		4,395
Options exercised in the year			(331)		331
Proceeds from shares issued	15,830	246	15,584
Transactions with owners recognized directly in equity	20,225	246	19,648		331
Loss for the year after taxation	(32,547)				(32,547)
Other comprehensive (expense) income
Foreign exchange differences arising on consolidation of foreign operations	472			472
Total comprehensive expense for the year	(32,075)			472	(32,547)
Ending balance at Dec. 31, 2020	9,059	4,165	186,891	2,218	(184,215)
Recognition of share-based payments	8,632		8,632
Options exercised in the year			(659)		659
Proceeds from shares issued	30,922	324	30,598
Transactions with owners recognized directly in equity	39,554	324	38,571		659
Loss for the year after taxation	(39,410)				(39,410)
Other comprehensive (expense) income
Foreign exchange differences arising on consolidation of foreign operations	(677)			(677)
Total comprehensive expense for the year	(40,087)			(677)	(39,410)
Ending balance at Dec. 31, 2021	8,526	4,489	225,462	1,541	(222,966)
Recognition of share-based payments	10,252		10,252
Options exercised in the year			(192)		192
Proceeds from shares issued	43,239	901	42,338
Transactions with owners recognized directly in equity	53,491	901	52,398		192
Loss for the year after taxation	(40,489)				(40,489)
Other comprehensive (expense) income
Foreign exchange differences arising on consolidation of foreign operations	544			544
Total comprehensive expense for the year	(39,945)			544	(40,489)
Ending balance at Dec. 31, 2022	£ 22,072	£ 5,390	£ 277,860	£ 2,085	£ (263,263)